UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2012 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Carnick & Company, LLC
Address:  675 Southpointe Court, Suite 102
          Colorado Springs, CO 80906

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Craig Carnick
Title:  Chief Compliance Officer
Phone:  719-579-8000
Signature, Place and Date of Signing:

      Craig Carnick, Colorado Springs,CO    February 14, 2013


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:50,415,151


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
APPLE INC		COM		037833100	1,080		2029			Sole	None	Sole
ABBOTT LABORATORIES	COM		002824100		122	18657			Sole	None	Sole
CIA DE BEBIDAS PFD ADR	SPON ADR 	20441W203		530	12630			Sole	None	Sole
AUTO DATA PROCESSING	COM		053015103		886	15565			Sole	None	Sole
AMER ELECTRIC PWR CO 	COM		025537101		507	11890			Sole	None	Sole
ALLERGAN INC		COM		018490102		842	9175			Sole	None	Sole
JP MORGAN EXCH TRADED 	ETN		46625H365		564	14665			Sole	None	Sole
AMAZON COM INC		COM		023135106		1,061	4230			Sole	None	Sole
B C E INC NEW          	COM		05534B760		354	8250			Sole	None	Sole
BEACON ROOFING SUPPLY	COM		073685109		678	20360			Sole	None	Sole
BAKER HUGHES INC	COM		057224107		774	18950			Sole	None	Sole
BANK OF NY MELLON CP 	COM		064058100		375	14575			Sole	None	Sole
CAPSTEAD MORTGAGE CP 	COM		14067E506		642	55975			Sole	None	Sole
CINEMARK HOLDINGS INC	COM		17243V102		372	14300			Sole	None	Sole
CENTERPOINT ENERGY INC	COM		15189T107		338	17580			Sole	None	Sole
CONOCOPHILLIPS		COM		20825C104		1,177	20295			Sole	None	Sole
COSTCO WHSL CORP NEW	COM		22160K105		921	9327			Sole	None	Sole
COVIDIEN PLC NEW       	COM		G2554F113		922	15965			Sole	None	Sole
GUGGENHEIM EXCH TRD FD	ETF		18383M506		530	24175			Sole	None	Sole
DAVITA HEALTHCARE PTNR	COM		23918K108		627	5674			Sole	None	Sole
E O G RESOURCES INC	COM		26875P101		1,027	8500			Sole	None	Sole
EPR PPTYS    9.00% E 	CNV PFD		26884U307		1,104	37226			Sole	None	Sole
EXPRESS SCRIPTS HLDG CO	COM		30219G108		698	12929			Sole	None	Sole
FLOWSERVE CORPORATION	COM		34354P105		985	6713			Sole	None	Sole
FIRST TR EXCH TRADED FD	ETF		33734X135		637	40625			Sole	None	Sole
GOOGLE INC CLASS A	COM		38259P508		881	1246			Sole	None	Sole
HEALTH CARE REIT INC	COM		42217K106		1,319	21525			Sole	None	Sole
HATTERAS FINANCIAL CORP	COM		41902R103		1,017	40975			Sole	None	Sole
JPMORGAN CHASE & CO	COM		46625H100		992	22550			Sole	None	Sole
MASTERCARD INC	CLA 	COM		57636Q104		1,032	2100			Sole	None	Sole
3M COMPANY		COM		88579Y101		391	4210			Sole	None	Sole
ANNALY CAPITAL MGMT	COM		035710409		890	63460			Sole	None	Sole
OMNICARE CAP TR II	PFB B		68214Q200		1,077	22400			Sole	None	Sole
POWERSHS EXCH TRAD FD	PFD		73936T565		1,152	78450			Sole	None	Sole
PPL CORPORATION		COM		69351T106		340	11878			Sole	None	Sole
PROSPECT CAPITAL CORP	COM		74348T102		641	58975			Sole	None	Sole
POWERSHS EXCH TRAD FD 	ETF		73935X427		1,284	31757			Sole	None	Sole
GUGGENHEIM ETF		ETF		78355W106		271	5082			Sole	None	Sole
SAFETY INSURANCE GROUP	COM		78648T100		328	7110			Sole	None	Sole
SENIOR HOUSING PPTYS TR	SBI		81721M109		1,203	50878			Sole	None	Sole
SANOFI ADR             	ADR		80105N105		398	8405			Sole	None	Sole
STATOIL ASA ADR        	ADR		85771P102		291	11630			Sole	None	Sole
STARWOOD PPTY TRUST INC	COM		85571B105		1,246	54250			Sole	None	Sole
A T & T INC NEW		COM		00206R102		1,093	32417			Sole	None	Sole
INTEGRYS ENERGY GROUP	COM		45822P105		1,100	21070			Sole	None	Sole
TARGET CORPORATION	COM		87612E106		276	4665			Sole	None	Sole
TOTAL S A ADR          	ADR		89151E109		346	6655			Sole	None	Sole
TRAVELERS COMPANIES INC	COM		89417E109		1,330	18515			Sole	None	Sole
TELUS CORP NON VTG     	NVS		87971M202		398	6110			Sole	None	Sole
TIME WARNER CABLE	COM		88732J207		383	3940			Sole	None	Sole
UNITEDHEALTH GROUP INC	COM		91324P102		776	14305			Sole	None	Sole
VIACOM INC CL B NEW	COM		92553P201		948	17980			Sole	None	Sole
VODAFONE GROUP NEW ADR 	ADR		92857W209		1,047	41583			Sole	None	Sole
VERIZON COMMUNICATIONS	COM		92343V104		345	7980			Sole	None	Sole
SECTOR SPDR FINCL 	SBI		81369Y605		920	56150			Sole	None	Sole
SECTOR SPDR TECH SELECT	SBI		81369Y803		895	31025			Sole	None	Sole